FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 2,045	$ 544
Issuance of warrants	399	2,839	325
Changes in fair value	(1,718)	1,338	219
Balance at end	$ 726	$ 2,045	$ 544